TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Payables And Other Current Liabilities
Accrued salaries	€ 2,094	€ 1,744
Current tax liabilities	7,504	5,459
Others	4	8
Total	€ 9,602	€ 7,211